Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On December 28, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 7,906,250
Class B ordinary shares (the “Founder Shares”). On February 16, 2021, the Company effected a share dividend of 718,750
Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000
Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to an aggregate of 1,125,000
Founder Shares to the extent that the option to purchase additional Units is not exercised in full by the underwriters or is reduced, so that the Founder Shares will represent 20
% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000
Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000
Class B ordinary shares were forfeited by the Sponsor.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,250,000
Private Placement Warrants to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $2.00
per Private Placement Warrant, generating gross proceeds to the Company of $8.5 million.

Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
except as described below in Note 8 and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On December 23, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “IPO Note”). The IPO Note was non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. Prior to the closing of the Initial Public Offering, the Company borrowed approximately $129,000 under the IPO Note. The IPO Note was fully repaid on February 19, 2021. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in
 order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors will loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1.5
 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $
2.00
per warrant. The warrants would be identical to the Private Placement Warrants.
Promissory Note
On July 15, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor providing for borrowings by the Company in an aggregate principal amount of up to $500,000
, which was subsequently amended and restated to increase available borrowings to up to
$750,000
on May 24
, 2022
. The Promissory Note was issued to allow for borrowings from time to time by the Company for working capital expenses. The Promissory Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19
, 2023
and (b) the date that the Company consummates an initial business combination and (iii) may be prepaid at any time. As of
September
 30
, 2022
and December 31
, 2021
, the Company had borrowed $750,000
and $250,000
in loans under the Promissory Note, respectively.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on Nasdaq through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company. For the three months ended
September
 30, 2022 and 2021, the Company incurred expenses of $30,000 and $30,000 under this agreement, respectively. For the
nine
months ended
September
 30
, 2022
and 2021
, the Company incurred expenses of $90,000 and $80,000
under this agreement, respectively. As of September 30, 2022 and

December 31, 2021, the Company had accrued approximately
$139,000
and $100,000
, respectively, for services in connection with such agreement on the accompanying condensed consolidated balance sheets in accrued expenses and accounts payable.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of
September
 30, 2022 and December 31, 2021, there was approximately $61,000 due to related parties.

Note 5 — Related Party Transactions
Founder Shares
On December 28, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 7,906,250 Class B ordinary shares (the “Founder Shares”). On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to an aggregate of 1,125,000 Founder Shares to the extent that the option to purchase additional Units is not exercised in full by the underwriters or is reduced, so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were forfeited by the Sponsor.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,250,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $2.00 per Private Placement Warrant, generating gross proceeds to the Company of $8.5 million.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
except as described below in Note 9 and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans
On December 23, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “IPO Note”). The IPO Note was non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. Prior to the closing of the Initial Public Offering, the Company borrowed approximately $129,000 under the IPO Note. The IPO Note was fully repaid on February 19, 2021. As of December 31, 2021 and December 31, 2020, there was $0 outstanding under the IPO Note. As of December 31, 2021, the facility is no longer available.
In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors will loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1.5
million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $
2.00
per warrant. The warrants would be identical to the Private Placement Warrants.
Promissory Note
On July 15, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor providing for borrowings by the Company in an aggregate principal amount of up to $500,000. The Promissory Note was issued to allow for borrowings from time to time by the Company for working capital expenses. The Promissory Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19, 2023 and (b) the date that the Company consummates an initial business combination and (iii) may be prepaid at any time. As of December 31, 2020, there were no amounts under any loans, and as of December 31, 2021, the Company had borrowed $250,000 in loans under the Promissory Note.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on Nasdaq through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company. For the year ended December 31, 2021, the Company incurred expenses of $110,00 under this agreement. As of December 31, 2021 and December 31, 2020, the Company had accrued approximately $110,000 and $0, respectively, for services in connection with such agreement on the accompanying consolidated balance sheets in accrued expenses and accounts payable.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of December 31, 2021 there was approximately $61,000 due to related parties. There was no outstanding balance as of December 31, 2020.